Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the period presented is calculated as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss used in calculating loss per share-basic and diluted	$(1,356,773)	$(265,842)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted loss per share	6,839,600	5,448,846
Basic and diluted loss per share	$(0.20)	$(0.05)